CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Operating activities
Net loss for the year	$ (12,067,231)	$ (9,871,748)
Items not affecting cash:
Depreciation	953	1,771
Share based compensation	582,966	1,290,327
Change in fair value of derivative liabilities	(719,000)	845,700
Change in fair value of mandatory convertible debentures	(70,500)	27,500
Change in fair value of warrant liabilities	(1,728,392)	0
Change in fair value of stock option liabilities	(196,625)	0
Gain on settlement of accounts payable	(899,015)	0
Loss on investment in associate	512,011	0
Impairment of carbon credits	1,224,060	0
Stop-loss provision loss	1,065,235	0
Non-cash general and administrative	0	50,000
Accrued interest	305,592	19,024
Accretion expense	346,424	52,554
Changes in non-cash working capital items:
Trade receivable	(7,360)	0
GST receivable	(54,988)	0
Corporate taxes receivables	(171,573)	(39,121)
Carbon credits	(143,211)	0
Prepaid expenses	(140,755)	267,294
Accounts payable and accrued liabilities	5,731,504	5,807,752
Net cash used in operating activities	(6,429,905)	(1,548,947)
Investing activity
Cash assumed on RTO	1,661,645	0
Net cash provided by investing activity	1,661,645	0
Financing activities
Proceeds from convertible debentures	9,400,650	883,516
Proceeds from warrant exercise	86,237	176,113
Proceeds from issuance of mandatory convertible debentures	0	50,000
Proceeds from PIPE financing	2,230,000	0
Proceeds from ELOC drawdown	2,879,930	0
Net cash provided by financing activities	14,596,817	1,109,629
Effect of exchange rate changes on cash	1,448	(29,547)
Net increase (decrease) in cash	9,830,005	(468,865)
Cash, Beginning	21,106	489,971
Cash, Ending	9,851,111	21,106
Presented as:
Cash	3,446,111	21,106
Restricted cash	6,405,000	0
Cash, Ending	9,851,111	21,106
Supplemental information:
Taxes paid	0	0
Interest paid	0	0
Repayment of convertible debentures from ELOC drawdown proceeds	448,151	0
Fair value of warrants exercised	389,729	0
Fair value of securities issued for the RTO (Note 4)	3,147,117	0
Fair value of securities issued for settlement of accounts payable	10,888,912	0
Fair value of securities issued for services	585,155	0
Fair value of securities issued for carbon credits	1,982,424	0
Fair value of securities issued for the acquisition of interest in associate	1,220,000	0
Fair value of securities issued for ELOC commitment	$ 363,333	$ 0